Non-current receivables - Schedule of non-current receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Shareholders loans to joint ventures	$ 44,062	$ 159,733
LT portion of FMV derivatives	7,896	0
Other non-current receivables	2,063	618
Investment	1	1
Total non-current receivables	$ 54,022	$ 160,352	[1]

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.